Employee Benefit Liabilities, Net (Details) - Schedule of expenses recognized in comprehensive income (loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of expenses recognized in comprehensive income (loss) [Abstract]
Current service cost		$ 281	$ 264	$ 282
Past service cost	[1]	415
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties’ component in executive insurance policies before 2004		23	23	23
Total employee benefit expenses		716	287	305
Actual return on plan assets		$ 349	$ 35	$ 158

[1]	During 2021 the Company paid employees an increased compensation due to downsizing program.